OTHER EQUITY INSTRUMENTS	12 Months Ended
Dec. 31, 2017
OTHER EQUITY INSTRUMENTS
OTHER EQUITY INSTRUMENTS

40.   OTHER EQUITY INSTRUMENTS

On October 22, 2013, a subsidiary of the Company, Chalco Hong Kong Investment Company Limited (“Chalco Hong Kong Investment”, or the “Issuer“) issued USD350 million senior perpetual securities with an initial distribution rate of 6.625% (the “2013 Senior Perpetual Securities“). The proceeds from the issuance of the 2013 Senior Perpetual Securities after the issuance costs amounted to USD347 million (equivalent to RMB2,123 million). The proceeds were on-lent to the Company and any of its subsidiaries for general corporate use. Coupon payments of 6.625% per annum on the 2013 Senior Perpetual Securities have been made semi-annually in arrears from October 29, 2013 and may be deferred at the discretion of the Group. The 2013 Senior Perpetual Securities have no fixed maturity dates and are callable only at the Group’s option on or after  October 29, 2018 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. After October 29, 2018, the coupon distribution rate will be reset to a percentage per annum equal to the sum of (a) the initial spread of 5.312 percent, (b) the U. S. Treasury Rate, and (c) a margin of 5.00 percent per annum. While any coupon distribution payments are unpaid or deferred, the Group, the wholly-owned subsidiaries of Chalco Hong Kong as guarantors, and the Issuer cannot declare or pay dividends or make distributions or similar discretionary payments in respect of, or repurchase, redeem or otherwise acquire any securities of lower or equal rank.

On April 10, 2014, Chalco Hong Kong Investment issued USD400 million senior perpetual securities with an initial distribution rate at 6.25% (the “2014 Senior Perpetual Securities"). The proceeds from the issuance of the 2014 Senior Perpetual Securities after the issuance costs were USD398 million (equivalent to RMB2,462 million). The proceeds were on-lent to the Company and any of its subsidiaries for general corporate use. Coupon payments of 6.25% per annum on the 2014 Senior Perpetual Securities have been made semi-annually on April 29, and October 29, in arrears from April 17, 2014 and may be deferred at the discretion of the Group. The first coupon payment date was April 29, 2014. The 2014 Senior Perpetual Securities have no fixed maturity date and are callable only at the Group’s option on or after April 17, 2017 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. While any coupon distribution payments are unpaid or deferred, the Group, the wholly-owned subsidiaries of Chalco Hong Kong as guarantors, and the issuer cannot declare or pay dividends or make distributions or similar discretionary payments in respect of, or repurchase, redeem or otherwise acquire any securities of lower or equal rank. On April 29, 2017, the Group redeemed the 2014 Senior Perpetual Securities.

On October 27, 2015, the Company issued RMB2,000 million perpetual medium-term notes with an initial distribution rate at 5.50% (the "2015 Perpetual Medium-term Notes"). The proceeds from the issuance of the 2015 Perpetual Medium-term Notes were RMB2,000 million. The proceeds were used for the repayment of interest-bearing loans and borrowings. Coupon payments of 5.50% per annum on the 2015 Perpetual Medium-term Notes have been made annually in arrears from October 29, 2015 and may be deferred at the discretion of the Company. The 2015 Perpetual Medium-term Notes have no fixed maturity date and are callable only at the Group’s option on October 29, 2020 or any coupon distribution date after October 29, 2020 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. The coupon distribution rate will be reset to a percentage per annum equal to the sum of (a) the initial spread of 2.61 percent, (b) the China Treasury Rate, and (c) a margin of maximum 300 Bps every five years after October 29, 2020. While any coupon distribution payments are unpaid or deferred, the Company cannot declare or pay dividends to shareholders or decrease the share capital, or make material fixed asset investments.

On October 31, 2016, Chalco Hong Kong Investment issued USD500 million senior perpetual securities with an initial distribution rate at 4.25% (the "2016 Senior Perpetual Securities"). The proceeds from the issuance of the 2016 Senior Perpetual Securities after the issuance costs were USD498 million (equivalent to RMB3,374 million). The proceeds were on-lent to the Company and any of its subsidiaries for general corporate use. Coupon payments of 4.25% per annum on the 2016 Senior Perpetual Securities have been made semi-annually on April 29 and October 29 in arrears from November 7, 2016 and may be deferred at the discretion of the Group. The first coupon payment date was April 29, 2017. The 2016 Senior Perpetual Securities have no fixed maturity date and are callable only at the Group’s option on or after November 7, 2021 at their principal amounts together with any accrued, unpaid or deferred coupon distribution payments. After November 7, 2021, the coupon distribution rate will be reset to a percentage per annum equal to the sum of (a) the initial spread of 2.931 percent, (b) the U. S. Treasury Rate, and (c) a margin of 5.00 percent per annum. While any coupon distribution payments are unpaid or deferred, the Group, the wholly-owned subsidiaries of Chalco Hong Kong as guarantors, and the Issuer cannot declare or pay dividends or make distributions or similar discretionary payments in respect of, or repurchase, redeem or otherwise acquire any securities of lower or equal rank.

Pursuant to the terms and conditions of the 2013 Senior Perpetual Securities, the 2015 Perpetual Medium-term Notes and the 2016 Senior Perpetual Securities, the Group has no contractual obligations to repay their principal or to pay any coupon distributions. Thus in the opinion of the directors of the Company, they do not meet the definition of financial liabilities according to IAS 32 Financial Instruments: Presentation, and are classified as equity and subsequent distributions declared will be treated as distributions to equity owners.